Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue
Schedule of Disaggregation of Revenue

	Three months ended
	March 31,
	2021	2020
Referral network revenue	$11,024	$9,128
Managed services revenue	4,644	4,135
Software and service subscription revenue	11,074	1,811
Total revenue	$26,742	$15,074

	2020
	(as restated)	2019
Referral network revenue	$53,048	$49,449
Managed services revenue	11,579	21,888
Software subscription revenue	7,672	6,258
Total revenue	$72,299	$77,595

Summary of the activity impacting the contract assets

Contract Assets
Balance at December 31, 2020	$3,529
Estimated lifetime value of insurance policies sold by carriers	1,805
Cash receipts	(435)
Balance at March 31, 2021	$4,899

Summary of the activity impacting the contract liabilities

Contract
Liabilities
Balance at December 31, 2020	$3,193
Additions to contract liabilities	—
Additions to contract liabilities – significant financing component interest	66
Contract liabilities transferred to revenue	(837)
Balance at March 31, 2021	$2,422

Summary of the activity impacting deferred revenue balances

Deferred
Revenue
Balance at December 31, 2020	$5,208
Revenue recognized	(1,769)
Additional amounts deferred	407
Impact of acquisitions	500
Balance at March 31, 2021	$4,346

Contract Assets
Balance at December 31, 2019	$—
Estimated lifetime value of insurance policies sold by carriers	4,313
Cash receipts	(784)
Balance at December 31, 2020	$3,529

Contract
Liabilities
Balance at December 31, 2018	$—
Additions to contract liabilities - prepayment	7,000
Additions to contract liabilities – significant financing component interest	152
Contract liabilities transferred to revenue	(878)
Balance at December 31, 2019	6,274
Additions to contract liabilities	—
Additions to contract liabilities – significant financing component interest	440
Contract liabilities transferred to revenue	(3,521)
Balance at December 31, 2020	$3,193